UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ];  Amendment Number:___
         This Amendment:       [  ] is a restatement
                               [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Firsthand Capital Management, Inc.
Address:    125 South Market
            Suite 1300
            San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Landis
Title:      President
Phone:      (408) 294-2200

Signature, Place, and Date of Signing

            /s/ Kevin Landis         San Jose, California       05/07/09
            ----------------         --------------------       --------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                          -----------

Form 13F Information Table Entry Total:            62
                                          -----------

Form 13F Information Table Value Total:   $   153,321
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                  as of 3/31/09

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105    16,142    1,216,401   SH        SOLE               1,215,658          743
Broadcom Corp. - A             Common Stock  111320107    11,394      570,246   SH        SOLE                 569,906          340
Netflix, Inc.                  Common Stock  64110L106    10,730      250,000   SH        SOLE                 250,000
Intel Corp.                    Common Stock  458140100     9,765      648,863   SH        SOLE                 648,208          655
Shanda Interactive
  Entertainment, Ltd.          Common Stock  81941Q203     8,685      219,700   SH        SOLE                 219,700
VeriFone Holdings, Inc.        Common Stock  92342Y109     5,900      867,683   SH        SOLE                 866,893          790
Activision Blizzard, Inc.      Common Stock  00507V109     5,897      563,775   SH        SOLE                 563,145          630
Google, Inc.                   Common Stock  38259P508     5,368       15,424   SH        SOLE                  15,391           33
NICE-Systems, Ltd.             Common Stock  653656108     4,553      183,149   SH        SOLE                 182,829          320
Intevac, Inc.                  Common Stock  461148108     4,125      791,700   SH        SOLE                 791,700
Echelon Corp.                  Common Stock  27874N105     4,115      508,600   SH        SOLE                 508,600
Cisco Systems, Inc.            Common Stock  17275R102     4,058      241,954   SH        SOLE                 241,264          690
Seagate Technology, Inc.       Common Stock  G7945J104     3,930      653,835   SH        SOLE                 652,945          890
Microsoft Corp.                Common Stock  594918104     3,925      213,685   SH        SOLE                 213,179          506
Accenture Ltd. - A             Common Stock  G1150G111     3,711      135,000   SH        SOLE                 135,000
Marvell Technology Group Ltd.  Common Stock  G5876H105     3,626      395,900   SH        SOLE                 395,900
QUALCOMM, Inc.                 Common Stock  747525103     2,942       75,615   SH        SOLE                  75,450          165
China Mobile Hong Kong Ltd.    Common Stock  16941M109     2,924       67,196   SH        SOLE                  66,976          220
Techwell, Inc.                 Common Stock  87874D101     2,869      454,700   SH        SOLE                 454,700
Omniture, Inc.                 Common Stock  68212S109     2,843      215,546   SH        SOLE                 215,546
Clearwire Corp.                Common Stock  18538Q105     2,570      499,000   SH        SOLE                 499,000
NVIDIA Corp.                   Common Stock  67066G104     2,413      244,700   SH        SOLE                 244,700
SunPower Corp. - Class B       Common Stock  867652307     2,381      120,242   SH        SOLE                 119,882          360
Suntech Power Holdings Co.,
  Ltd - ADR                    ADR           86800C104     2,258      193,135   SH        SOLE                 192,545          590
Nokia Corp. - ADR              ADR           654902204     2,143      183,612   SH        SOLE                 182,992          620
VMware, Inc.                   Common Stock  928563402     2,108       89,249   SH        SOLE                  88,949          300
L-1 Identity Solutions, Inc.   Common Stock  50212A106     1,830      358,210   SH        SOLE                 357,319          891
EMC Corp.                      Common Stock  268648102     1,593      139,700   SH        SOLE                 139,220          480
Akamai Technologies, Inc.      Common Stock  00971T101     1,568       80,800   SH        SOLE                  80,800
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206     1,536      800,000   SH        SOLE                 800,000
Equinix, Inc.                  Common Stock  29444U502     1,404       25,000   SH        SOLE                  25,000
Baidu.com, Inc.                Common Stock  056752108     1,395        7,900   SH        SOLE                   7,900
Newport Corp.                  Common Stock  651824104     1,357      307,000   SH        SOLE                 307,000
Adobe Systems, Inc.            Common Stock  00724F101     1,147       53,612   SH        SOLE                  53,437          175
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303     1,065       71,631   SH        SOLE                  71,401          230
International Business
  Machines Corp.               Common Stock  459200101       891        9,200   SH        SOLE                   9,200
AuthenTec, Inc.                Common Stock  052660107       781      527,705   SH        SOLE                 527,705
Apple, Inc.                    Common Stock  037833100       743        7,070   SH        SOLE                   7,045           25
NeuStar, Inc.                  Common Stock  64126X201       727       43,400   SH        SOLE                  43,400
Ctrip.com International, Ltd.  Common Stock  22943F100       680       24,800   SH        SOLE                  24,800
CyberSource Corp.              Common Stock  23251J106       619       41,814   SH        SOLE                  41,814
Applied Materials, Inc.        Common Stock  038222105       522       48,518   SH        SOLE                  48,343          175
ValueClick, Inc.               Common Stock  92046N102       479       56,300   SH        SOLE                  56,300
Gmarket, Inc.                  Common Stock  38012G100       445       27,100   SH        SOLE                  27,100
News Corp.                     Common Stock  65248E203       427       55,460   SH        SOLE                  55,460
Supertex, Inc.                 Common Stock  868532102       333       14,400   SH        SOLE                  14,400
LivePerson, Inc.               Common Stock  538146101       318      140,000   SH        SOLE                 140,000
Comcast Corp. - Special CL A   Common Stock  20030N200       290       22,500   SH        SOLE                  22,500
Monster Worldwide, Inc.        Common Stock  611742107       284       34,900   SH        SOLE                  34,900
Microvision, Inc.              Common Stock  594960106       265      205,100   SH        SOLE                 205,100
51job, Inc.                    Common Stock  316827104       228       33,000   SH        SOLE                  33,000
Suzlon Energy Ltd. - Merrill
  Warrant                      Common Stock  B0DX8R8         213      257,000   SH        SOLE                 257,000
Energy Recovery, Inc.          Common Stock  29270J100       169       22,200   SH        SOLE                  22,200
Spire Corp.                    Common Stock  848565107       147       31,000   SH        SOLE                  31,000
GT Solar International, Inc.   Common Stock  3623E0209       125       18,900   SH        SOLE                  18,900
Canadian Solar, Inc.           Common Stock  136635109        80       13,400   SH        SOLE                  13,400
EMCORE Corp.                   Common Stock  290846104        75      100,000   SH        SOLE                 100,000
Internap Network Services
  Corp.                        Common Stock  45885A300        64       23,715   SH        SOLE                  23,715
Orion Energy Systems, Inc.     Common Stock  686275108        62       14,000   SH        SOLE                  14,000
Aixtron AG - ADR               Common Stock  009606104        61       11,900   SH        SOLE                  11,900
Metalico, Inc.                 Common Stock  591176102        20       11,500   SH        SOLE                  11,500
U.S. Geothermal, Inc.          Common Stock  90338S102         7       10,500   SH        SOLE                  10,500
                                             62          153,321